Annual Fund Operating Expenses	0 Months Ended
	Nov. 16, 2011
(Columbia Convertible Securities Fund - Classes R & W) | (Columbia Convertible Securities Fund) | Class R Shares
Operating Expenses:
Management fees	0.82%	[1]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.25%	[2]
Total annual Fund operating expenses	1.57%
(Columbia Convertible Securities Fund - Classes R & W) | (Columbia Convertible Securities Fund) | Class W Shares
Operating Expenses:
Management fees	0.82%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.25%	[2]
Total annual Fund operating expenses	1.32%
(Columbia Small Cap Growth Fund II - Class I) | (Columbia Small Cap Growth Fund II) | Class I Shares
Operating Expenses:
Management fees	0.82%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.10%	[2]
Total annual Fund operating expenses	0.92%
(Columbia Large Cap Index Fund - Class I) | (Columbia Large Cap Index Fund) | Class I Shares
Operating Expenses:
Management fees	0.20%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	none
Total annual Fund operating expenses	0.20%
(Columbia Small Cap Index Fund - Class I) | (Columbia Small Cap Index Fund) | Class I Shares
Operating Expenses:
Management fees	0.20%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	none
Total annual Fund operating expenses	0.20%

[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.